Investment - Summary of Balances and Changes in Associates (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Summary of associates [line items]
Associates, beginning	R$ 25,750	R$ 24,338	R$ 25,341
Capital reduction			(1,250)
Dividends	(2,357)	(905)	(1,220)
Share of profit (loss) of associates	2,195	2,317	1,467
Associates, ending	25,588	25,750	24,338
Transportadora sulbrasileira de gas [member]
Summary of associates [line items]
Associates, beginning	5,661	4,689	6,348
Capital reduction			(1,250)
Dividends	(2,357)	(818)	(984)
Share of profit (loss) of associates	1,846	1,790	575
Associates, ending	5,150	5,661	4,689
Oxicap Industria de Gases [member]
Summary of associates [line items]
Associates, beginning	15,934	15,366	14,458
Capital reduction			0
Dividends	0	0	0
Share of profit (loss) of associates	414	568	908
Associates, ending	16,348	15,934	15,366
Quimica da bahia Industria e Comercio [member]
Summary of associates [line items]
Associates, beginning	3,554	3,590	3,618
Capital reduction			0
Dividends	0	0	0
Share of profit (loss) of associates	(12)	(36)	(28)
Associates, ending	3,542	3,554	3,590
Metalurgica plus [member]
Summary of associates [line items]
Associates, beginning	138	228	340
Capital reduction			0
Dividends	0	0	0
Share of profit (loss) of associates	(91)	(90)	(112)
Associates, ending	47	138	228
Plenogas distribuidora de gas [member]
Summary of associates [line items]
Associates, beginning	463	465	577
Capital reduction			0
Dividends	0	(87)	(236)
Share of profit (loss) of associates	38	85	124
Associates, ending	R$ 501	R$ 463	R$ 465